[Front Cover]

Annual Report November 30, 2001

Oppenheimer Select Managers
Salomon Brothers
Capital Fund



[LOGO] OPPENHEIMERFUNDS/R/
THE RIGHT WAY TO INVEST

OPPENHEIMER SELECT MANAGERS SALOMON BROTHERS CAPITAL FUND

OBJECTIVE
OPPENHEIMER SELECT MANAGERS SALOMON BROTHERS CAPITAL FUND seeks capital appreciation.

COMMENTARY
Since the Fund's inception on February 16, 2001 through its fiscal year-end on November 30, 2001,Oppenheimer Select Managers Salomon Brothers Capital Fund outperformed its benchmark, the Russell 3000 Index,(1) with a return of -7.50% at Net Asset Value for Class A shares versus -11.60% for the Russell 3000. Our fundamentally driven style with its emphasis on risk/reward discipline helped the Fund outperform its benchmark. Other key factors in relative performance included our continued underweight position in technology (in place since mid-calendar 2000), along with overweightings in consumer staples and basic industry.

The U.S. stock market declined significantly during the Fund's fiscal period as the economy deteriorated steadily and corporate profits followed.During the first quarter 2001, the market consensus expected a short recession followed by a recovery in the second half of 2001.As time passed and the economy's decline proved substantially more severe and prolonged than originally expected, the stock market continued to lose ground.After a weak first quarter, the market had a brief rally in the second quarter on hopes that the aggressive Fed easing begun in January would jump-start the economy. The downward slide resumed in the third quarter, as investors focused more upon the "disease"(a weakening economy) than the attempted "cure"(monetary easing).The tragic events of September 11 temporarily exacerbated the market decline,but stocks did manage to more than recover their post-attack losses by the end of November.

Continuing a trend in place since March 2000, value stocks sharply outperformed growth companies for the fiscal period, with the exception of brief interruptions in this trend in April and October/November 2001.The ongoing technology stock meltdown was largely to blame for poor growth stock performance; this was particularly evident in the nearly 20% decline by the tech-heavy Nasdaq Composite Stock Index. Other growth sectors such as healthcare fared relatively better, though absolute returns were still slightly negative.

Key individual stock contributors included healthcare company Ligand Pharmaceuticals, Inc., insurer XL Capital Ltd., and technology stocks Dell Computer Corp. and Sun Microsystems, Inc. Good stock selection in healthcare, financials, consumer staples and industrials benefited Fund performance, but those gains were offset by poor stock selection in telecommunications and energy.

Our overall strategy remained unchanged during the fiscal period.We consistently emphasize broad diversification and high quality companies,which has helped to dampen performance volatility, as well as contribute to long-term outperformance versus benchmark and peers.As is typical, our largest holdings at November 30, 2001,were spread across numerous industries such as consumer cyclicals, staples, financials, healthcare and telecommunications.More importantly, top contributing stocks during the period were also well diversified. It is our philosophy that growth in recurring sales, cash flow and earnings drives stock prices up over time. Our approach is to invest in those companies that have these characteristics and our belief that when we are successful at finding these companies the Fund can generate attractive long-term performance regardless of the investment flavor of the moment.

We are not expecting significant improvement in the U.S.economy until the second half of 2002.At this time we are still underweighted in technology due to weak current fundamentals, but have added selectively during the past few months. As an alternative to technology stocks,we continue to overweight telecommunications services. This sector led the technology spending boom of the past few years, and remains the fastest growing buyer of technology, despite recent turmoil in the group.Therefore, we believe that technology companies will not experience sustainable improvement in their fundamentals--or stock prices--until their key telecom customers do. In addition, we expect telecom services companies to capture the benefit of lower cost technology purchases.We trimmed some defensive stocks in the

1. The Russell 3000 Index is a market indicator comprising the 3,000 largest companies on the Nasdaq Composite Stock Index and NYSE and AMEX stock exchanges, based on market capitalization.

SHARES OF OPPENHEIMER FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT GUARANTEED BY ANY BANK, ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. THE PERFORMANCE DATA SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. THE PRINCIPAL VALUE AND RETURN OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.


2 Oppenheimer Select Managers Salomon Brothers Capital Fund

OPPENHEIMER SELECT MANAGERS SALOMON BROTHERS CAPITAL FUND

consumer, healthcare and real estate sectors in late summer/early autumn due to their strong outperformance in a deteriorating economic environment.These companies should continue to do reasonably well, but their stocks now fully reflect this positive relative and actual outlook.

We believe that our carefully chosen stocks from a wide variety of sectors and investment styles will provide investors with strong returns over the long term.That's why we remain committed to our discipline of finding compelling values in investments of all types; and that's what makes Oppenheimer Select Managers Salomon Brothers Capital Fund part of The Right Way to Invest.

3 Oppenheimer Select Managers Salomon Brothers Capital Fund

FUND PERFORMANCE

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each Class of shares of the Fund held until November 30, 2001.Performance is measured from the inception of each Class. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C and Class N shares, and reinvestment of all dividends and capital gains distributions.

Index performance reflects the reinvestment of dividends but does not consider the effect of capital gains or transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of Fund business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the securities in the index.

CLASS A SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
Oppenheimer Select Managers Salomon Brothers Capital Fund (Class A) and the Russell 3000 Index

                Oppenheimer
                Select
                Managers
                Salomon
                Brothers                Russell
                Capital                 3000
                Fund                    Index

02/16/01        9,425                   10,000
02/28/01        9,274                   10,000
05/31/01        9,538                   10,179
08/31/01        8,916                    9,246
11/30/01        8,718                    9,291


CUMULATIVE TOTAL RETURN OF CLASS A SHARES OF THE FUND AT 11/30/01
SINCE INCEPTION         -12.82%


CLASS A, B, C, N & Y index performance information begins on 2/28/01.


4 Oppenheimer Select Managers Salomon Brothers Capital Fund

CLASS B SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
Oppenheimer Select Managers Salomon Brothers Capital Fund (Class B) and the Russell 3000 Index

                Oppenheimer
                Select
                Managers
                Salomon
                Brothers                Russell
                Capital                 3000
                Fund                    Index

02/16/01        10,000                  10,000
02/28/01         9,840                  10,000
05/31/01        10,090                  10,179
08/31/01         9,410                   9,246
11/30/01         8,721                   9,291


CUMULATIVE TOTAL RETURN OF CLASS B SHARES OF THE FUND AT 11/30/01
SINCE INCEPTION         -12.79%


CLASS C SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
Oppenheimer Select Managers Salomon Brothers Capital Fund (Class C) and the Russell 3000 Index

                Oppenheimer
                Select
                Managers
                Salomon
                Brothers                Russell
                Capital                 3000
                Fund                    Index

02/16/01        10,000                  10,000
02/28/01         9,840                  10,000
05/31/01        10,090                  10,179
08/31/01         9,410                   9,246
11/30/01         9,088                   9,291


CUMULATIVE TOTAL RETURN OF CLASS C SHARES OF THE FUND AT 11/30/01
SINCE INCEPTION         -9.12%


5 Oppenheimer Select Managers Salomon Brothers Capital Fund

FUND PERFORMANCE Continued

CLASS N SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
Oppenheimer Select Managers Salomon Brothers Capital Fund (Class N) and the Russell 3000 Index

                Oppenheimer
                Select
                Managers
                Salomon
                Brothers                Russell
                Capital                 3000
                Fund                    Index

03/01/01        10,000                  10,000
05/31/01        10,274                  10,179
08/31/01         9,583                   9,246
11/30/01         9,266                   9,291

CUMULATIVE TOTAL RETURN OF CLASS N SHARES OF THE FUND AT
11/30/01 SINCE INCEPTION        -7.34%


CLASS Y SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
Oppenheimer Select Managers Salomon Brothers Capital Fund (Class Y) and the Russell 3000 Index

                Oppenheimer
                Select
                Managers
                Salomon
                Brothers                Russell
                Capital                 3000
                Fund                    Index

02/16/01        10,000                  10,000
02/28/01         9,840                  10,000
05/31/01        10,120                  10,179
08/31/01         9,460                   9,246
11/30/01         9,260                   9,291

CUMULATIVE TOTAL RETURN OF CLASS Y SHARES OF THE FUND AT 11/30/01
SINCE INCEPTION         -7.40%


CLASS A, B, C, N & Y index performance information begins on 2/28/01.


6 Oppenheimer Select Managers Salomon Brothers Capital Fund


STATEMENT OF INVESTMENTS                NOVEMBER 30, 2001




                                                                                                                       MARKET VALUE
                                                                                                   SHARES              SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 81.2%
--------------------------------------------------------------------------------------------------------------------------------
BASIC MATERIALS - 5.9%
--------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 2.6%
--------------------------------------------------------------------------------------------------------------------------------
OM Group, Inc.                                                                                      3,200              $194,400
--------------------------------------------------------------------------------------------------------------------------------
PolyOne Corp.                                                                                      20,100               202,005
                                                                                                                   -------------
                                                                                                                        396,405
--------------------------------------------------------------------------------------------------------------------------------
METALS - 3.3%
--------------------------------------------------------------------------------------------------------------------------------
AK Steel Holding Corp.                                                                             24,700               261,820
--------------------------------------------------------------------------------------------------------------------------------
Alcoa, Inc.                                                                                         6,400               247,040
                                                                                                                   -------------
                                                                                                                        508,860
--------------------------------------------------------------------------------------------------------------------------------
CAPITAL GOODS - 2.8%
--------------------------------------------------------------------------------------------------------------------------------
MANUFACTURING - 2.8%
--------------------------------------------------------------------------------------------------------------------------------
Berkshire Hathaway, Inc., Cl. A                                                (1)                      3               210,000
--------------------------------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                                           3,700               222,740
                                                                                                                   -------------
                                                                                                                        432,740
--------------------------------------------------------------------------------------------------------------------------------
COMMUNICATION SERVICES - 8.2%
--------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS-LONG DISTANCE - 6.2%
--------------------------------------------------------------------------------------------------------------------------------
AT&T Corp.                                                                                         18,800               328,812
--------------------------------------------------------------------------------------------------------------------------------
Comverse Technology, Inc.                                                      (1)                 13,400               286,626
--------------------------------------------------------------------------------------------------------------------------------
Latitude Communications, Inc.                                                  (1)                  5,800                 7,714
--------------------------------------------------------------------------------------------------------------------------------
NTL, Inc.                                                                      (1)                 12,400                22,940
--------------------------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                                        6,200               291,400
                                                                                                                   -------------
                                                                                                                        937,492
--------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS-WIRELESS - 2.0%
--------------------------------------------------------------------------------------------------------------------------------
AT&T Wireless Services, Inc.                                                   (1)                 12,186               170,239
--------------------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp., Cl. A                                             (1)                 14,700               139,944
                                                                                                                   -------------
                                                                                                                        310,183
--------------------------------------------------------------------------------------------------------------------------------
CONSUMER CYCLICALS - 6.7%
--------------------------------------------------------------------------------------------------------------------------------
LEISURE & ENTERTAINMENT - 0.2%
--------------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc.                                                               (1)                  1,100                28,985
--------------------------------------------------------------------------------------------------------------------------------
RETAIL:  GENERAL - 5.3%
--------------------------------------------------------------------------------------------------------------------------------
Costco Wholesale Corp.                                                         (1)                  9,400               384,272
--------------------------------------------------------------------------------------------------------------------------------
Federated Department Stores, Inc.                                              (1)                  9,900               366,300
--------------------------------------------------------------------------------------------------------------------------------
Neiman Marcus Group, Inc. (The), Cl. A                                         (1)                  1,600                46,960
                                                                                                                   -------------
                                                                                                                        797,532
--------------------------------------------------------------------------------------------------------------------------------
RETAIL:  SPECIALTY - 1.2%
--------------------------------------------------------------------------------------------------------------------------------
Staples, Inc.                                                                  (1)                 10,300               181,280
--------------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES - 17.6%
--------------------------------------------------------------------------------------------------------------------------------
BEVERAGES - 2.0%
--------------------------------------------------------------------------------------------------------------------------------
Pepsi Bottling Group, Inc. (The)                                                                    6,900               306,705
--------------------------------------------------------------------------------------------------------------------------------
BROADCASTING - 1.6%
--------------------------------------------------------------------------------------------------------------------------------
Fox Entertainment Group, Inc., A Shares                                        (1)                  6,100               155,672
--------------------------------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc., Cl. A                                          (1)                  8,800                69,608
--------------------------------------------------------------------------------------------------------------------------------
UnitedGlobalCom, Inc., Cl. A                                                   (1)                 13,600                19,040
                                                                                                                   -------------
                                                                                                                        244,320


7  Oppenheimer Select Managers Salomon Brothers Capital Fund


STATEMENT OF INVESTMENTS      CONTINUED

                                                                                                                     MARKET VALUE
                                                                                                   SHARES            SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------
ENTERTAINMENT - 3.9%
--------------------------------------------------------------------------------------------------------------------------------
Liberty Media Corp., Cl. A                                                     (1)                 12,900            $  169,635
--------------------------------------------------------------------------------------------------------------------------------
News Corp. Ltd. (The), Sponsored ADR, Preference                                                   10,800               282,744
--------------------------------------------------------------------------------------------------------------------------------
Wendy's International, Inc.                                                                         5,000               142,150
                                                                                                                   -------------
                                                                                                                        594,529
--------------------------------------------------------------------------------------------------------------------------------
FOOD - 3.2%
--------------------------------------------------------------------------------------------------------------------------------
ConAgra Foods, Inc.                                                                                 9,300               213,621
--------------------------------------------------------------------------------------------------------------------------------
Hormel Foods Corp.                                                                                 10,800               270,432
--------------------------------------------------------------------------------------------------------------------------------
Sanfilippo (John B.) & Son, Inc.                                               (1)                    700                 4,627
                                                                                                                   -------------
                                                                                                                        488,680
--------------------------------------------------------------------------------------------------------------------------------
FOOD & DRUG RETAILERS - 6.9%
--------------------------------------------------------------------------------------------------------------------------------
Kroger Co. (The)                                                               (1)                  9,200               232,944
--------------------------------------------------------------------------------------------------------------------------------
Pathmark Stores, Inc.                                                          (1)                  5,700               137,940
--------------------------------------------------------------------------------------------------------------------------------
Safeway, Inc.                                                                  (1)                 15,200               677,312
                                                                                                                   -------------
                                                                                                                      1,048,196
--------------------------------------------------------------------------------------------------------------------------------
ENERGY - 4.2%
--------------------------------------------------------------------------------------------------------------------------------
ENERGY SERVICES - 2.2%
--------------------------------------------------------------------------------------------------------------------------------
Seacor Holdings, Inc.                                                          (1)                  3,800               148,162
--------------------------------------------------------------------------------------------------------------------------------
Transocean Sedco Forex, Inc.                                                                        6,600               186,780
                                                                                                                   -------------
                                                                                                                        334,942
--------------------------------------------------------------------------------------------------------------------------------
OIL:  DOMESTIC - 2.0%
--------------------------------------------------------------------------------------------------------------------------------
Suncor Energy, Inc.                                                                                 5,000               149,650
--------------------------------------------------------------------------------------------------------------------------------
Tesoro Petroleum Corp.                                                         (1)                 12,400               156,240
                                                                                                                   -------------
                                                                                                                        305,890
--------------------------------------------------------------------------------------------------------------------------------
FINANCIAL - 14.5%
--------------------------------------------------------------------------------------------------------------------------------
BANKS - 5.2%
--------------------------------------------------------------------------------------------------------------------------------
Bank of New York Co., Inc. (The)                                                                    6,300               247,212
--------------------------------------------------------------------------------------------------------------------------------
Banknorth Group, Inc.                                                                               4,300                93,353
--------------------------------------------------------------------------------------------------------------------------------
FleetBoston Financial Corp.                                                                         7,300               268,275
--------------------------------------------------------------------------------------------------------------------------------
Mercantile Bankshares Corp.                                                                         4,300               178,063
                                                                                                                   -------------
                                                                                                                        786,903
--------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 6.7%
--------------------------------------------------------------------------------------------------------------------------------
American International Group, Inc.                                                                  6,400               527,360
--------------------------------------------------------------------------------------------------------------------------------
Partnerre Holdings Ltd.                                                                             3,800               195,700
--------------------------------------------------------------------------------------------------------------------------------
XL Capital Ltd., Cl. A                                                                              3,100               288,238
                                                                                                                   -------------
                                                                                                                      1,011,298
--------------------------------------------------------------------------------------------------------------------------------
SAVINGS & LOANS - 2.6%
--------------------------------------------------------------------------------------------------------------------------------
Washington Mutual, Inc.                                                                            12,500               391,000
--------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE - 12.2%
--------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE/DRUGS - 8.7%
--------------------------------------------------------------------------------------------------------------------------------
HCA, Inc.                                                                                          11,000               426,690
--------------------------------------------------------------------------------------------------------------------------------
Ligand Pharmaceuticals, Inc., Cl. B                                            (1)                 18,600               307,272
--------------------------------------------------------------------------------------------------------------------------------
Medarex, Inc.                                                                  (1)                  6,400               148,736
--------------------------------------------------------------------------------------------------------------------------------
Novartis AG, ADR                                                                                   10,200               364,752
--------------------------------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                                                        1,600                69,296
                                                                                                                   -------------
                                                                                                                      1,316,746

8  Oppenheimer Select Managers Salomon Brothers Capital Fund


STATEMENT OF INVESTMENTS      CONTINUED
                                                                                                                    MARKET VALUE
                                                                                                 SHARES             SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE/SUPPLIES & SERVICES - 3.5%
--------------------------------------------------------------------------------------------------------------------------------
Amersham plc                                                                                        4,500           $    42,355
--------------------------------------------------------------------------------------------------------------------------------
Amersham plc, Sponsored ADR                                                                         4,000               188,800
--------------------------------------------------------------------------------------------------------------------------------
Baxter International, Inc.                                                                          5,000               260,000
--------------------------------------------------------------------------------------------------------------------------------
Universal Health Services, Inc., Cl. B                                         (1)                  1,100                46,101
                                                                                                                   -------------
                                                                                                                        537,256
--------------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY - 9.1%
--------------------------------------------------------------------------------------------------------------------------------
COMPUTER HARDWARE - 6.4%
--------------------------------------------------------------------------------------------------------------------------------
3Com Corp.                                                                     (1)                 56,100               251,328
--------------------------------------------------------------------------------------------------------------------------------
Dell Computer Corp.                                                            (1)                 10,300               287,679
--------------------------------------------------------------------------------------------------------------------------------
Redback Networks, Inc.                                                         (1)                 31,700               132,506
--------------------------------------------------------------------------------------------------------------------------------
Sun Microsystems, Inc.                                                         (1)                 21,500               306,160
                                                                                                                   -------------
                                                                                                                        977,673
--------------------------------------------------------------------------------------------------------------------------------
COMPUTER SERVICES - 0.2%
--------------------------------------------------------------------------------------------------------------------------------
Viant Corp.                                                                    (1)                 17,900                23,270
--------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 1.2%
--------------------------------------------------------------------------------------------------------------------------------
i2 Technologies, Inc.                                                          (1)                 24,500               140,630
--------------------------------------------------------------------------------------------------------------------------------
Paradigm Geophysical Ltd.                                                      (1)                  1,800                 7,380
--------------------------------------------------------------------------------------------------------------------------------
Visual Networks, Inc.                                                          (1)                  9,200                28,704
                                                                                                                   -------------
                                                                                                                        176,714
--------------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT - 0.5%
--------------------------------------------------------------------------------------------------------------------------------
Genuity, Inc.                                                                  (1)                 43,300                75,775
--------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 0.8%
--------------------------------------------------------------------------------------------------------------------------------
General Motors Corp., Cl. H                                                    (1)                  8,000               115,200
                                                                                                                   -------------
Total Common Stocks (Cost $12,269,062)                                                                               12,328,574

--------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS - 0.0%
--------------------------------------------------------------------------------------------------------------------------------
UnitedGlobalCom, Inc., 7% Cv., Non-Vtg. (Cost $22,360)                                              1,300                 2,600

                                                                                                 PRINCIPAL
                                                                                                 AMOUNT
--------------------------------------------------------------------------------------------------------------------------------
Non-Convertible Corporate Bonds and Notes - 1.3%
--------------------------------------------------------------------------------------------------------------------------------
NTL, Inc., 10% Sr. Nts., Series B, 2/15/07                                                       $ 50,000                17,250
--------------------------------------------------------------------------------------------------------------------------------
United International Holdings, Inc., 0%/10.75% Sr. Disc.
Nts., Series B, 2/15/08                                                        (2)                510,000                82,875
--------------------------------------------------------------------------------------------------------------------------------
United Pan-Europe Communications NV, 0%/12.50% Sr. Unsec.
Disc. Nts., Series B, 8/1/09                                                   (2)                378,000                38,745
--------------------------------------------------------------------------------------------------------------------------------
XO Communications, Inc.:
9% Sr. Unsec. Nts., 3/15/08                                                                       170,000                22,100
10.50% Sr. Unsec. Nts., 12/1/09                                                                    65,000                 8,775
10.75% Sr. Unsec. Nts., 6/1/09                                                                     70,000                10,150
12.50% Sr. Nts., 4/15/06                                                                           65,000                 9,425
                                                                                                                   -------------
Total Non-Convertible Corporate Bonds and Notes (Cost $392,450)                                                         189,320

9  Oppenheimer Select Managers Salomon Brothers Capital Fund



STATEMENT OF INVESTMENTS      CONTINUED

                                                                                               PRINCIPAL            MARKET VALUE
                                                                                               AMOUNT               SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE CORPORATE BONDS AND NOTES - 1.7%
--------------------------------------------------------------------------------------------------------------------------------
DoubleClick, Inc., 4.75% Cv. Nts., 3/15/06                                                     $  165,000           $   128,288
--------------------------------------------------------------------------------------------------------------------------------
Friede Goldman Halter Marine Group, Inc., 4.50% Cv. Unsec.
Sub. Nts., 9/15/04                                                             (1)(3)(4)          105,000                22,575
--------------------------------------------------------------------------------------------------------------------------------
NTL (Delaware), Inc., 5.75% Cv. Unsec. Sub. Nts., 12/15/09                                        215,000                25,262
--------------------------------------------------------------------------------------------------------------------------------
NTL Communications Corp.:
6.75% Cv. Sr. Nts., 5/15/08                                                    (5)                125,000                38,750
6.75% Cv. Sr. Unsec. Nts., 5/15/08                                                                 55,000                17,050
--------------------------------------------------------------------------------------------------------------------------------
NTL, Inc., 7% Cv. Unsec. Sub. Nts., 12/15/08                                                       80,000                11,800
--------------------------------------------------------------------------------------------------------------------------------
XO Communications, Inc., 5.75% Cv. Sub. Unsec. Nts., 1/15/09                                      470,000                16,450
                                                                                                                   -------------
Total Convertible Corporate Bonds and Notes (Cost $428,041)                                                             260,175



                                                                      DATE         STRIKE      CONTRACTS
--------------------------------------------------------------------------------------------------------------------------------
Options Purchased - 0.2%
--------------------------------------------------------------------------------------------------------------------------------
Philadelphia Stock Exchange Put                          (1)          12/24/01     $  600               2                16,360
--------------------------------------------------------------------------------------------------------------------------------
Standard & Poor's 500 Index Futures Put                  (1)          12/24/01      1,100              12                11,760
                                                                                                                   -------------
Total Options Purchased (Cost $34,462)                                                                                   28,120

                                                                                               PRINCIPAL
                                                                                               AMOUNT
--------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements - 14.8%
--------------------------------------------------------------------------------------------------------------------------------
Repurchase agreement with Banc One Capital Markets, Inc., 2.08%, dated 11/30/01, to be repurchased at $2,243,389 on 12/3/01,
collateralized by U.S. Treasury Nts., 5.50%--7%, 12/31/01--7/15/06,
with a value of $1,432,208 and U.S. Treasury Bills, 2/28/02, with
a value of $856,204 (Cost $2,243,000)                                                          $2,243,000             2,243,000

--------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $15,389,375)                                                      99.2%            15,051,789
--------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                                       0.8               126,198
                                                                                             -------------       ---------------
NET ASSETS                                                                                         100.0%        $   15,177,987
                                                                                             =============       ===============


1.  Non-income-producing security.

2. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

3.  Issuer is in default.

4. Identifies issues considered to be illiquid or restricted - See Note 7 of Notes to Financial Statements.

5. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $38,750 or 0.26% of the Fund's net assets as of November 30, 2001.

See accompanying Notes to Financial Statements.



10  Oppenheimer Select Managers Salomon Brothers Capital Fund


STATEMENT OF ASSETS AND LIABILITIES                  NOVEMBER 30, 2001


-----------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (including repurchase agreements of $2,243,000)
(cost $15,389,375)  - see accompanying statement                                                                 $15,051,789
-----------------------------------------------------------------------------------------------------------------------------
Cash                                                                                                                   3,527
-----------------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                                                                   178,312
Investments sold                                                                                                      45,248
Interest and dividends                                                                                                42,810
                                                                                                          -------------------
Total assets                                                                                                      15,321,686

-----------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Payables and other liabilities:
Investments purchased                                                                                                128,149
Registration and filing fees                                                                                           3,703
Legal, auditing and other professional fees                                                                            3,476
Distribution and service plan fees                                                                                     3,031
Shareholder reports                                                                                                    2,896
Shares of beneficial interest redeemed                                                                                   877
Trustees' compensation                                                                                                   330
Transfer and shareholder servicing agent fees                                                                            284
Other                                                                                                                    953
                                                                                                          -------------------
Total liabilities                                                                                                    143,699

-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                                       $15,177,987
                                                                                                          ===================

-----------------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
Paid-in capital                                                                                                  $15,793,852
-----------------------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                                    105,757
-----------------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss) on investments and
foreign currency transactions                                                                                       (384,036)
-----------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on investments and translation of
assets and liabilities denominated in foreign currencies                                                            (337,586)
                                                                                                          -------------------
NET ASSETS                                                                                                       $15,177,987
                                                                                                          ===================

11  Oppenheimer Select Managers Salomon Brothers Capital Fund


STATEMENT OF ASSETS AND LIABILITIES    CONTINUED              NOVEMBER 30, 2001

-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$8,717,409 and 942,723 shares of beneficial interest outstanding)                                                      $9.25
Maximum offering price per share (net asset value plus sales charge
of 5.75% of offering price)                                                                                            $9.81

-----------------------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $2,070,642
and 225,508 shares of beneficial interest outstanding)                                                                 $9.18

-----------------------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $3,729,141
and 406,141 shares of beneficial interest outstanding)                                                                 $9.18

-----------------------------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $659,869
and 71,612 shares of beneficial interest outstanding)                                                                  $9.21

-----------------------------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on
net assets of $926 and 100 shares of beneficial interest outstanding)                                                  $9.26


See accompanying Notes to Financial Statements.





12  Oppenheimer Select Managers Salomon Brothers Capital Fund


STATEMENT OF OPERATIONS FOR THE PERIOD FROM FEBRUARY 16, 2001 (INCEPTION OF OFFERING) TO NOVEMBER 30, 2001


-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest                                                                                                            $165,767
-----------------------------------------------------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $549)                                                                  67,251
                                                                                                          -------------------
Total income                                                                                                         233,018

-----------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                                                                       77,987
-----------------------------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                                                2,794
Class B                                                                                                                8,423
Class C                                                                                                               11,162
Class N                                                                                                                  588
-----------------------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                                                5,287
Class B                                                                                                                1,042
Class C                                                                                                                1,449
Class N                                                                                                                  182
Class Y                                                                                                                3,946
-----------------------------------------------------------------------------------------------------------------------------
Legal, auditing and other professional fees                                                                            7,565
-----------------------------------------------------------------------------------------------------------------------------
Shareholder reports                                                                                                    6,330
-----------------------------------------------------------------------------------------------------------------------------
Registration and filing fees                                                                                           3,795
-----------------------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                                                 2,919
-----------------------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                                               80
-----------------------------------------------------------------------------------------------------------------------------
Other                                                                                                                  3,351
                                                                                                          -------------------
Total expenses                                                                                                       136,900
Less voluntary reimbursement of expenses                                                                              (3,386)
Less voluntary waiver of transfer and shareholder servicing agent fees-Class Y                                        (3,946)
                                                                                                          -------------------
Net expenses                                                                                                         129,568

-----------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                                103,450

-----------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments                                                                                                         (358,830)
Closing and expiration of option contracts written                                                                   (25,273)
Foreign currency transactions                                                                                             53
                                                                                                          -------------------
Net realized gain (loss)                                                                                            (384,050)

-----------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                                                         (337,839)
Translation of assets and liabilities denominated in foreign currencies                                                  253
                                                                                                          -------------------
Net change                                                                                                          (337,586)
                                                                                                          -------------------
Net realized and unrealized gain (loss)                                                                             (721,636)

-----------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                               ($618,186)
                                                                                                          ===================


See accompanying Notes to Financial Statements.



13  Oppenheimer Select Managers Salomon Brothers Capital Fund


STATEMENT OF CHANGES IN NET ASSETS
                                                                                                             PERIOD ENDED
                                                                                                          NOVEMBER 30, 2001(1)
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income (loss)                                                                                        $103,450
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                                                            (384,050)
-----------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                                                                (337,586)
                                                                                                          -------------------
Net increase (decrease) in net assets resulting from operations                                                     (618,186)

-----------------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
Net increase (decrease) in net assets resulting
from beneficial interest transactions:
Class A                                                                                                            9,139,908
Class B                                                                                                            2,154,215
Class C                                                                                                            3,823,011
Class N                                                                                                              662,039
Class Y                                                                                                                   --

-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS
Total increase                                                                                                    15,160,987
-----------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                                                   17,000 (2)
                                                                                                          -------------------
End of period (including accumulated net investment
income of $105,757 for the period ended November 30, 2001)                                                       $15,177,987
                                                                                                          ===================


1. For the period from February 16, 2001 (inception of offering) to November 30, 2001.
2. Reflects the value of the Manager's initial seed money investment at December 22, 2000.

See accompanying Notes to Financial Statements.






14  Oppenheimer Select Managers Salomon Brothers Capital Fund


FINANCIAL HIGHLIGHTS
                                                                 CLASS A                 CLASS B                CLASS C
                                                                 --------------------    -------------------    -------------------
                                                                 PERIOD ENDED            PERIOD ENDED           PERIOD ENDED
                                                                 NOVEMBER 30, 2001(1)    NOVEMBER 30, 2001(1)   NOVEMBER 30, 2001(1)
--------------------------------------------------------------------------------------------------------------------------------
Per Share Operating Data
Net asset value, beginning of period                                  $10.00                 $10.00                 $10.00
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                    .08                    .04                    .03
Net realized and unrealized gain (loss)                                 (.83)                  (.86)                  (.85)
                                                         --------------------    -------------------    -------------------
Total income (loss) from investment operations                          (.75)                  (.82)                  (.82)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $9.25                  $9.18                  $9.18
                                                         ====================    ===================    ===================

--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(2)                                    (7.50)%                (8.20)%                (8.20)%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                              $8,717                 $2,071                 $3,729
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                     $6,384                 $1,075                 $1,427
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment income                                                  1.57%                  1.06%                  1.17%
Expenses                                                               1.59%                  2.54%                  2.55%
Expenses, net of voluntary reimbursement of expenses                     N/A                  2.39%                  2.38%
Expenses, net of voluntary waiver of transfer agent fees                 N/A                    N/A                    N/A
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                  55%                    55%                    55%


1. For the period from February 16, 2001 (inception of offering) to November 30, 2001.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3.  Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.





15  Oppenheimer Select Managers Salomon Brothers Capital Fund


FINANCIAL HIGHLIGHTS  CONTINUED
                                                                                 CLASS N                  CLASS Y
                                                                                 ----------------------   ----------------------
                                                                                 PERIOD ENDED             PERIOD ENDED
                                                                                 NOVEMBER 30, 2001(1)     NOVEMBER 30, 2001(2)
-----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning of period                                             $9.84                    $10.00
-----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                              .03                       .12
Net realized and unrealized gain (loss)                                           (.66)                     (.86)
                                                                 ----------------------    ----------------------
Total income (loss) from investment operations                                    (.63)                     (.74)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                   $9.21                     $9.26
                                                                 ======================    ======================

-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(3)                                              (6.40)%                   (7.40)%
-----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                                          $660                        $1
-----------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                                 $158                        $1
-----------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(4)
Net investment income                                                            2.08%                     1.52%
Expenses                                                                         2.07%                   501.53%
Expenses, net of voluntary reimbursement of expenses                             1.89%                   501.40%
Expenses, net of voluntary waiver of transfer agent fees-Class Y                   N/A                     1.30%
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                            55%                       55%


1.  For the period from March 1, 2001 (inception of offering) to November 30,
2001.
2. For the period from February 16, 2001 (inception of offering) to November 30, 2001.
3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
4.  Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.


6  Oppenheimer Select Managers Salomon Brothers Capital Fund

NOTES TO FINANCIAL STATEMENTS



1.   SIGNIFICANT ACCOUNTING POLICIES
Oppenheimer Select Managers Salomon Brothers Capital Fund (the Fund), a series of Oppenheimer Select Managers, is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The Manager has entered into a sub-advisory agreement with Salomon Brothers Asset Management, Inc. (the Sub-Advisor).

The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge
(CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

SECURITIES VALUATION Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

SECURITY CREDIT RISK The Fund invests in high yield securities, which may be subject to a greater degree of credit risk, greater market fluctuations and risk of loss of income and principal, and may be more sensitive to economic conditions than lower yielding, higher rated fixed income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of November 30, 2001, securities with an aggregate market value of $22,575, representing 0.15% of the Fund's net assets, were in default.

FOREIGN CURRENCY TRANSLATION The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rates on the valuation date. Amounts related to the purchase and sale of foreign securities and investment income are translated at the prevailing exchange rates on the respective dates of such transactions.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.



17  Oppenheimer Select Managers Salomon Brothers Capital Fund

NOTES TO FINANCIAL STATEMENTS  CONTINUED


1.   SIGNIFICANT ACCOUNTING POLICIES  continued
REPURCHASE AGREEMENTS The Fund requires its custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

FEDERAL TAXES The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers to shareholders.

As of November 30, 2001, the Fund had available for federal income tax purposes an unused capital loss carryover as follows:

EXPIRING
---------------------------------
2009            $        167,424

As of November 30, 2001, the Fund had approximately $201,000 of post-October losses available to offset future capital gains, if any. Such losses, if unutilized, will expire in 2010.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

CLASSIFICATION OF DISTRIBUTIONS TO SHAREHOLDERS Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the period ended November 30, 2001, amounts have been reclassified to reflect a decrease in paid-in capital of $2,321, an increase in accumulated net investment income of $2,307, and a decrease in accumulated net realized loss on investments of $14. Net assets of the Fund were unaffected by the reclassifications.

INVESTMENT INCOME Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

SECURITY TRANSACTIONS Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.


18  Oppenheimer Select Managers Salomon Brothers Capital Fund

NOTES TO FINANCIAL STATEMENTS  CONTINUED

1.   SIGNIFICANT ACCOUNTING POLICIES  continued
OTHER The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2.   SHARES OF BENEFICIAL INTEREST
The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:


                                                       PERIOD ENDED NOVEMBER 30, 2001(1)
                                                       SHARES                 AMOUNT
-----------------------------------------------------------------------------------------
CLASS A
Sold                                                   957,273                $9,291,205
Dividends and/or distributions reinvested                   --                        --
Redeemed                                               (15,950)                 (151,297)
                                             ------------------     ---------------------
Net increase (decrease)                                941,323                $9,139,908
                                             ==================     =====================

-----------------------------------------------------------------------------------------
CLASS B
Sold                                                   241,090                $2,298,825
Dividends and/or distributions reinvested                   --                        --
Redeemed                                               (15,682)                 (144,610)
                                             ------------------     ---------------------
Net increase (decrease)                                225,408                $2,154,215
                                             ==================     =====================

-----------------------------------------------------------------------------------------
CLASS C
Sold                                                   408,168                $3,842,581
Dividends and/or distributions reinvested                   --                        --
Redeemed                                                (2,127)                  (19,570)
                                             ------------------     ---------------------
Net increase (decrease)                                406,041                $3,823,011
                                             ==================     =====================

-----------------------------------------------------------------------------------------
CLASS N
Sold                                                    72,245                 $  667,732
Dividends and/or distributions reinvested                   --                         --
Redeemed                                                  (633)                   (5,693)
                                             ------------------     ---------------------
Net increase (decrease)                                 71,612                $  662,039
                                             ==================     =====================

-----------------------------------------------------------------------------------------
CLASS Y
Sold                                                        --                $        --
Dividends and/or distributions reinvested                   --                         --
Redeemed                                                    --                         --
                                             ------------------     ---------------------
Net increase (decrease)                                     --                $        --
                                             ==================     =====================


     (1) For the period from February 16, 2001 (inception of offering) to November 30, 2001, for Class A, B, C and Y shares and for the period from March 1, 2001 (inception of offering) to November 30, 2001, for Class N shares.




19  Oppenheimer Select Managers Salomon Brothers Capital Fund

NOTES TO FINANCIAL STATEMENTS  CONTINUED


3.       PURCHASES AND SALES OF SECURITIES
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the period ended November 30, 2001, were $17,819,225 and $4,415,324, respectively.

As of November 30, 2001, unrealized appreciation (depreciation) based on cost of securities for federal income tax purposes of $15,411,350 was:

Gross unrealized appreciation                $      797,821
Gross unrealized depreciation                    (1,157,382)
                                             ----------------
Net unrealized appreciation (depreciation)   $     (359,561)
                                             ================

4.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES
MANAGEMENT FEES Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 1.10%. The Manager has voluntarily undertaken to assume certain Fund expenses. The Manager reserves the right to amend or terminate that expense assumption at any time. The Fund's management fee for the period ended November 30, 2001 was an annualized rate of 1.10%.

SUB-ADVISOR FEES The Manager has retained Salomon Brothers Asset Management, Inc. as the Sub-Advisor to provide the day-to-day portfolio management of the Fund. For the period ended November 30, 2001, the Manager paid $35,475 to the Sub-Advisor.

TRANSFER AGENT FEES OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS an agreed upon per account fee. Additionally, Class Y shares are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.

OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.25% per annum of Class Y shares, effective January 1, 2001 and for all other classes, 0.35% per annum, effective October 1, 2001. Additionally, OFS has voluntarily waived the minimum fee for the Fund for the fiscal year ended November 30, 2001. The voluntary expense limits and waiver may be amended or withdrawn at any time.

DISTRIBUTION AND SERVICE PLAN FEES Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

------------------ ------------- ----------------- ---------------- ----------------- --------------- ----------------
PERIOD ENDED       AGGREGATE     CLASS A           COMMISSIONS ON   COMMISSIONS ON    COMMISSIONS     COMMISSIONS ON
                   FRONT-END     FRONT-END SALES   CLASS A SHARES   CLASS B SHARES    ON CLASS C      CLASS N SHARES
                   SALES         CHARGES           ADVANCED BY      ADVANCED BY       SHARES          ADVANCED BY
                   CHARGES ON    RETAINED BY       DISTRIBUTOR(1)   DISTRIBUTOR(1)    ADVANCED BY     DISTRIBUTOR(1)
                   CLASS A       DISTRIBUTOR                                          DISTRIBUTOR(1)
                   SHARES
------------------ ------------- ----------------- ---------------- ----------------- --------------- ----------------
November 30, 2001  $40,313       $12,248           $7,558           $57,128           $22,692         $5,914
------------------ ------------- ----------------- ---------------- ----------------- --------------- ----------------

     (1)The Distributor advances commission payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.


20  Oppenheimer Select Managers Salomon Brothers Capital Fund

NOTES TO FINANCIAL STATEMENTS  CONTINUED

4.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES  continued

------------------- ---------------------- ----------------------- ----------------------- ------------------------
PERIOD ENDED        CLASS A CONTINGENT     CLASS B CONTINGENT      CLASS C CONTINGENT      CLASS N CONTINGENT
                    DEFERRED SALES         DEFERRED SALES          DEFERRED SALES          DEFERRED SALES CHARGES
                    CHARGES RETAINED BY    CHARGES RETAINED BY     CHARGES RETAINED BY     RETAINED BY DISTRIBUTOR
                    DISTRIBUTOR            DISTRIBUTOR             DISTRIBUTOR
------------------- ---------------------- ----------------------- ----------------------- ------------------------
November 30, 2001   $--                    $1,435                  $5                      $--
------------------- ---------------------- ----------------------- ----------------------- ------------------------

The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.

CLASS A SERVICE PLAN FEES Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A service plan permits reimbursements to the Distributor at a rate of up to a specified percent of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed a specified percent of the average annual net assets consisting of Class A shares of the Fund. For the period ended November 30, 2001, payments under the Class A plan totaled $2,794 prior to Manager waiver if applicable, all of which were paid by the Distributor to recipients, and included $244 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

CLASS B, CLASS C AND CLASS N DISTRIBUTION AND SERVICE PLAN FEES Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B, Class C and Class N plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.

The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The Distributor retains the asset-based sales charge on Class N shares. The asset-based sales charges on Class B, Class C and Class N shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.

The Distributor's actual expenses in selling Class B, Class C and Class N shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carryforward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.




21  Oppenheimer Select Managers Salomon Brothers Capital Fund

NOTES TO FINANCIAL STATEMENTS  CONTINUED


4.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES  continued

-----------------------------------------------------------------------------------------------------------
DISTRIBUTION FEES PAID TO THE DISTRIBUTOR FOR THE PERIOD ENDED NOVEMBER 30,
2001, WERE AS FOLLOWS:
-----------------------------------------------------------------------------------------------------------

                                                                                    DISTRIBUTOR'S AGGREGATE
                                       AMOUNT          DISTRIBUTOR'S AGGREGATE      UNREIMBURSED EXPENSES
                    TOTAL PAYMENTS     RETAINED BY     UNREIMBURSED EXPENSES        AS % OF NET ASSETS OF
                    UNDER PLAN         DISTRIBUTOR     UNDER PLAN                   CLASS
------------------- ------------------ --------------- ---------------------------- -----------------------
CLASS B PLAN        $ 8,423            $7,192          $67,650                       3.27%
------------------- ------------------ --------------- ---------------------------- -----------------------
CLASS C PLAN         11,162             6,674           38,048                       1.02
------------------- ------------------ --------------- ---------------------------- -----------------------
CLASS N PLAN            588               170            8,796                       1.33
------------------- ------------------ --------------- ---------------------------- -----------------------

5.  FOREIGN CURRENCY CONTRACTS
A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and to seek to protect against adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities.

The Fund may realize a gain or loss upon the closing or settlement of the forward transaction. Realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

Securities denominated in foreign currency to cover net exposure on outstanding foreign currency contracts are noted in the Statement of Investments where applicable.

6.  OPTION ACTIVITY
The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.



22  Oppenheimer Select Managers Salomon Brothers Capital Fund

6.  OPTION ACTIVITY continued
Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the period ended November 30, 2001 was as follows:

                                                               PUT OPTIONS
                                     ---------------------------------------
                                          NUMBER OF               AMOUNT OF
                                          CONTRACTS                PREMIUMS
                                     ---------------------------------------
Options written                                  22            $     15,631
Options closed or expired                       (22)                (15,631)
                                     ---------------        ----------------
Options outstanding as of
November 30, 2001                                --            $         --
                                     ===============     ===================

7.  ILLIQUID OR RESTRICTED SECURITIES
As of November 30, 2001, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of November 30, 2001 was $22,575, which represents 0.15% of the Fund's net assets.

8.  BANK BORROWINGS
The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. Effective November 13, 2001, the Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum.




23  Oppenheimer Select Managers Salomon Brothers Capital Fund



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INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Shareholders of Oppenheimer Select Managers Salomon Brothers Capital Fund:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Select Managers Salomon Brothers Capital Fund, which is a series of Oppenheimer Select Managers, including the statement of investments, as of November 30, 2001, and the related statement of operations for the period then ended, the statement of changes in net assets and the financial highlights for the periods indicated. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2001, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Select Managers Salomon Brothers Capital Fund as of November 30, 2001, the results of its operations for the period then ended, the change in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America.



DELOITTE & TOUCHE LLP

Denver, Colorado
December 14, 2001








24  Oppenheimer Select Managers Salomon Brothers Capital Fund



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FEDERAL INCOME TAX INFORMATION   UNAUDITED


In early 2002, shareholders will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2001. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

Dividends paid by the Fund for the fiscal year ended November 30, 2001 which are not designated as capital gain distributions should be multiplied by 50.74% to arrive at the amount eligible for the corporate dividend-received deduction.

The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.






25  Oppenheimer Select Managers Salomon Brothers Capital Fund

OPPENHEIMER SELECT MANAGERS SALOMON BROTHERS CAPITAL FUND

A Series of Oppenheimer Select Managers

OFFICERS AND TRUSTEES   James C.Swain, Chairman of the Board of Trustees
                        John V.Murphy, Trustee and President
                        William L.Armstrong, Trustee
                        Robert G.Avis, Trustee
                        George C.Bowen, Trustee
                        Edward L.Cameron, Trustee
                        Jon S. Fossel, Trustee
                        Sam Freedman, Trustee
                        C.Howard Kast, Trustee
                        Robert M. Kirchner, Trustee
                        F.William Marshall, Jr., Trustee
                        Robert G.Zack, Vice President & Secretary
                        Brian W.Wixted, Treasurer
                        Robert J. Bishop, Assistant Treasurer
                        Scott T. Farrar, Assistant Treasurer
                        Katherine P. Feld, Assistant Secretary
                        Kathleen T. Ives, Assistant Secretary
                        Denis R. Molleur, Assistant Secretary

INVESTMENT ADVISOR      OppenheimerFunds, Inc.

SUB-ADVISOR             Salomon Brothers Asset Management, Inc.

DISTRIBUTOR             OppenheimerFunds Distributor, Inc.

TRANSFER AND            OppenheimerFunds Services
SHAREHOLDER
SERVICING AGENT

CUSTODIAN OF            The Bank of New York
PORTFOLIO SECURITIES

INDEPENDENT AUDITORS    Deloitte & Touche LLP

LEGAL COUNSEL           Myer, Swanson, Adams & Wolf, P. C.

OPPENHEIMER FUNDS ARE DISTRIBUTED BY OPPENHEIMERFUNDS DISTRIBUTOR, INC., 498 SEVENTH AVENUE, NEW YORK, NY 10018

(C)Copyright 2002 OppenheimerFunds, Inc.All rights reserved.



26 Oppenheimer Select Managers Salomon Brothers Capital Fund



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[Inside front cover]

[Back cover]


RA0525.001.1130            January 29, 2002